Segment Reporting (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues
- Related party	$ 555,246	$ 616,924	$ 1,120,406	$ 1,466,403	$ 2,746,423	$ 2,269,346
- Third parties	4,665,235	1,511,624	9,480,086	2,606,547	8,699,190	5,041,194
Total revenues	5,220,481	2,128,548	10,600,492	4,072,950	11,445,613	7,310,540
Cost of revenues	3,375,878	350,796	7,041,796	657,135	4,980,591	3,737,989
Gross profit	1,844,603	1,777,752	3,558,696	3,415,815	6,465,022	3,572,551
Depreciation and amortization	13,261	12,065	26,464	25,407	49,367	59,508
Total capital expenditures	45,201	45,466	50,278		62,412	31,659
Shipping Agency and Ship Management Services [Member]
Revenues
- Related party
- Third parties						2,507,800
Cost of revenues						2,175,109
Gross profit						332,691
Depreciation and amortization						45,434
Total capital expenditures						13,537
Shipping and Chartering Services [Member]
Revenues
- Related party
- Third parties						462,218
Cost of revenues						212,510
Gross profit						249,708
Depreciation and amortization						1,410
Total capital expenditures						2,854
Inland Transportation Management Services [Member]
Revenues
- Related party	555,246	616,924	1,120,406	1,466,403	2,746,423	2,269,346
- Third parties	838,595	834,679	1,691,901	1,470,935	3,012,177	2,071,176
Total revenues	1,393,841	1,451,603	2,812,307	2,937,338
Cost of revenues	174,025	87,800	356,175	191,801	620,259	1,350,370
Gross profit	1,219,816	1,363,803	2,456,132	2,745,537	5,138,341	2,990,152
Depreciation and amortization	12,736	6,695	20,397	14,667	27,857	12,664
Total capital expenditures		45,466		45,466	61,359	$ 15,268
Freight Logistic Services [Member]
Revenues
- Related party
- Third parties	3,596,323	517,066	6,600,212	975,733	4,815,450
Total revenues	3,596,323	517,066	6,600,212	975,733
Cost of revenues	3,108,195	167,035	5,828,108	369,373	3,710,364
Gross profit	488,128	350,031	772,104	606,360	1,105,086
Depreciation and amortization	476	5,370	951	10,740	21,510
Total capital expenditures	2,721		7,798		1,053
Container Trucking Services [Member]
Revenues
- Related party
- Third parties	126,865	159,879	579,706	159,879	871,563
Total revenues	126,865	159,879	579,706	159,879
Cost of revenues	49,848	95,961	393,024	95,961	649,968
Gross profit	77,017	63,918	186,682	63,918	221,595
Depreciation and amortization	5,327		10,394
Total capital expenditures	42,480		42,480
Bulk Cargo Container Services [Member]
Revenues
- Related party
- Third parties	103,452		608,267
Total revenues	103,452		608,267
Cost of revenues	43,810		464,489
Gross profit	59,642		143,778
Depreciation and amortization
Total capital expenditures